Organization and Nature of Operations	12 Months Ended
Dec. 31, 2019
Organization and Nature of Operations
Organization and Nature of Operations

1. Organization and Nature of Operations

NIO Inc. (“NIO”, or “the Company”) was incorporated under the laws of the Cayman Islands in November, 2014, as an exempted company with limited liability. The Company was formerly known as NextCar Inc.. It changed its name to NextEV Inc. in December, 2014, and then changed to NIO Inc. in July, 2017. The Company, its subsidiaries and consolidated variable interest entities (“VIEs”) are collectively referred to as the “Group”.

The Group designs and develops high-performance fully electric vehicles. It launched the first volume manufactured electric vehicle, the ES8, to the public in December 2017. The Group jointly manufactures its vehicles through strategic collaboration with other Chinese vehicle manufacturers. The Group also offers Energy and Service packages to its users. As of December 31, 2018 and 2019, its primary operations are conducted in the People’s Republic of China (“PRC”). The Group began to sell its first vehicles in June 2018. As of December 31, 2019, the Company’s principal subsidiaries and VIEs are as follows:

	Equity	Place and date of incorporation
Subsidiaries	interest held	or date of acquisition	Principal activities
NIO NextEV Limited (“NIO HK”) (formerly known as NextEV Limited)	100%	Hong Kong, February 2015	Investment holding
NIO GmbH (formerly known as NextEV GmbH)	100%	Germany, May 2015	Design and technology development
NIO Co., Ltd. (“NIO SH”) (formerly known as NextEV Co., Ltd.)	100%	Shanghai, PRC, May 2015	Headquarter and technology development
NIO USA, Inc. (“NIO US”) (formerly known as NextEV USA, Inc.)	100%	United States, November 2015	Technology development
XPT Limited (“XPT”)	100%	Hong Kong, December 2015	Investment holding
NIO Performance Engineering Limited ("NPE")	100%	United Kingdom, July 2019	Marketing and technology development
NIO Sport Limited (“NIO Sport”) (formerly known as NextEV NIO Sport Limited)	100%	Hong Kong, April 2016	Racing management
XPT Technology Limited (“XPT Technology”)	100%	Hong Kong, April 2016	Investment holding
XPT Inc. (“XPT US”)	100%	United States, April 2016	Technology development
XPT (Jiangsu) Investment Co., Ltd. (“XPT Jiangsu”)	100%	Jiangsu, PRC, May 2016	Investment holding
Shanghai XPT Technology Limited	100%	Shanghai, PRC, May 2016	Technology development
XPT (Nanjing) E-Powertrain Technology Co., Ltd. (“XPT NJEP”)	100%	Nanjing, PRC, July 2016	Manufacturing of E-Powertrain
XPT (Nanjing) Energy Storage System Co., Ltd. (“XPT NJES”)	100%	Nanjing, PRC, October 2016	Manufacturing of battery pack
NIO Power Express Limited (“PE HK)	100%	Hong Kong, January 2017	Investment holding
NextEV User Enterprise Limited (“UE HK”)	100%	Hong Kong, February 2017	Investment holding
Shanghai NIO Sales and Services Co., Ltd. (“UE CNHC”)	100%	Shanghai, PRC, March 2017	Investment holding and sales and after sales management
NIO Energy Investment (Hubei) Co., Ltd. (“PE CNHC”)	100%	Wuhan PRC, April 2017	Investment holding
Wuhan NIO Energy Co., Ltd. (“PE WHJV”)	100%	Wuhan, PRC, May 2017	Investment holding
XTRONICS (Nanjing) Automotive Intelligent Technologies Co. Ltd. (“XPT NJWL”)	50%	Nanjing, PRC, June 2017	Manufacturing of components
XPT (Jiangsu) Automotive Technology Co., Ltd. (“XPT AUTO”)	100%	Nanjing, PRC, May 2018	Investment holding

	Economic	Place and Date of incorporation
VIE and VIE’s subsidiaries	interest held	or date of acquisition
Prime Hubs Limited (“Prime Hubs”)	100%	BVI, October 2014
NIO Technology Co., Ltd. (“NIO SHTECH”) (formerly known as Shanghai NextEV Technology Co., Ltd.)	100%	Shanghai, PRC, November 2014
Beijing NIO Network Technology Co., Ltd. (“NIO BJTECH”)	100%	Beijing, PRC, July 2017
Shanghai Anbin Technology Co., Ltd. (“NIO ABTECH”)	100%	Shanghai, PRC, April 2018

In accordance with the Article of Association of XPT NJWL, the Company has the power to control the board of directors of XPT NJWL to unilaterally govern the financial and operating policies of XPT NJWL and the non-controlling shareholder does not have substantive participating rights, therefore, the Group consolidates this entity.

Initial Public Offering

On September 12, 2018, the Company consummated its initial public offering (the “IPO”) on the New York Stock Exchange, where 160,000,000 ordinary shares were newly issued with the total net proceeds of RMB6,568,291 (US$956,362). Subsequently on October 12, 2018, over-allotment option were fully exercised and the Company received a net proceeds of RMB962,746 (US$138,982) associated with issuing additional 24,000,000 ordinary shares.

Variable interest entity

NIO SHTECH was established by Li Bin and Qin Lihong (the “Nominee Shareholders”) in November, 2014. In 2015, NIO SH, NIO SHTECH, and the Nominee Shareholders of NIO SHTECH entered into a series of contractual agreements, including a loan agreement, an equity pledge agreement, exclusive call option agreement and power of attorney that irrevocably authorized the Nominee Shareholders designated by NIO SH to exercise the equity owner’s rights over NIO SHTECH. These agreements provide the Company, as the only shareholder of NIO SH, with effective control over NIO SHTECH to direct the activities that most significantly impact NIO SHTECH’s economic performance and enable the Company to obtain substantially all of the economic benefits arising from NIO SHTECH. Management concluded that NIO SHTECH is a variable interest entity of the Company and the Company is the ultimate primary beneficiary of NIO SHTECH and shall consolidate the financial results of NIO SHTECH in the Group’s consolidated financial statements. In April 2018, the above mentioned contractual agreements were terminated. On the same date, NIO SHTECH became a subsidiary wholly owned by NIO ABTECH, who also became a VIE of the Group on that day. As of December 31, 2018 and 2019, NIO SHTECH did not have significant operations, nor any material assets or liabilities.

In October 2014, Prime Hubs, a British Virgin Islands (“BVI”) incorporated company and a consolidated variable interest entity of the Group, was established by the shareholders of the Group to facilitate the adoption of the Company’s employee stock incentive plans. The Company entered into a management agreement with Prime Hubs and Li Bin. The agreement provides the company with effective control over Prime Hubs and enables the Company to obtain substantially all of the economic benefits arising from Prime Hubs. As of December 31, 2018 and 2019, Prime Hubs held 4,250,002 Class A Ordinary Shares and 4,250,002 Class A Ordinary Shares of the Company, respectively.

In April 2018, NIO SH entered into a series of contractual arrangements with the Nominee Shareholders as well as NIO ABTECH and NIO BJTECH separately, each including a loan agreement, an equity pledge agreement, exclusive call option agreement and power of attorney that irrevocably authorized the Nominee Shareholders designated by NIO SH to exercise the equity owner’s rights over NIO ABTECH and NIO BJTECH. These agreements provide the Company, as the only shareholder of NIO SH, with effective control over NIO ABTECH and NIO BJTECH to direct the activities that most significantly impact their economic performance and enable the Company to obtain substantially all of the economic benefits arising from them. Management concluded that NIO ABTECH and NIO BJTECH are variable interest entities of the Company and the Company is the ultimate primary beneficiary of them and shall consolidate the financial results of NIO ABTECH and NIO BJTECH in the Group’s consolidated financial statements. As of December 31, 2019, NIO ABTECH and NIO BJTECH did not have significant operations, nor any material assets or liabilities.

Liquidity and Going Concern

The Group’s consolidated financial statements have been prepared on a going concern basis, which assumes that the Group will continue in operation for the foreseeable future and, accordingly, will be able to realize its assets and discharge its liabilities in the normal course of operations as they come due.

The Group has been incurring losses from operations since inception. The Group incurred net losses of RMB5.0 billion, RMB9.6 billion and RMB11.3 billion for the years ended December 31, 2017, 2018 and 2019, respectively. Accumulated deficit amounted to RMB35.0 billion and RMB46.3 billion as of December 31, 2018 and 2019, respectively. Net cash used in operating activities was RMB4.6 billion, RMB7.9 billion and RMB8.7 billion for the years ended December 31, 2017, 2018 and 2019, respectively. As of December 31, 2019, the Group’s total shareholders’ deficit was RMB6.3 billion and the current liabilities exceeded the current assets in the amount of RMB4.6 billion. The Group’s cash balance as of December 31, 2019 is not sufficient to meet its obligations or liabilities when they become due, nor is it adequate to provide the required working capital and liquidity for continuous operation over the next twelve months from the date of issuance of the consolidated financial statements.

These adverse conditions and events indicate there could be substantial doubt about the Group’s ability to continue as a going concern. Management has developed plans to mitigate these adverse conditions and events which included a business plan covering the next twelve months from the date of issuance of the consolidated financial statements which considers the increase in revenue and optimizing operation efficiency to improve operating cash flows, the use of and the consummation of external financing projects since the Group’s operation has historically depended on, and will continue to depend on its capability to obtain sufficient external equity or debt financing. As described in Note 29, on April 29, 2020, the Group entered into a definitive agreement with several third party investors who are committed to invest in a subsidiary of the Group with a total cash consideration of RMB 7 billion. In addition, as of the date of issuance of the consolidated financial statements, the Company had unused loan facilities of RMB 1.5 billion with respective expiration dates between June 2020 and May 2022. Management believes that funds from the equity financing and available loan facilities will be sufficient to support the Group’s continuous operations and the Group will be able to meet its payment obligations when liabilities fall due within the next twelve months from the date of issuance of these consolidated financial statements. Accordingly, management continues to prepare the Group’s consolidated financial statements on going concern basis.